CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

3. CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2019	2020
	RMB	RMB
Cash	164,118,081	296,565,209
Restricted cash	195,000	1,893,454
Total cash and restricted cash shown in the consolidated statements of cash flows	164,313,081	298,458,663

The balances of restricted cash were mainly related to bank deposits for performance guarantee, which were restricted for use as of December 31, 2019 and 2020, and will be released from restriction within the next 12 months.